RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Designated as Hedging Instruments (Details) € in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 GW	Dec. 31, 2023 $ / MWh	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 COP ($)	Dec. 31, 2023 $ / $	Dec. 31, 2023 € / $	Dec. 31, 2023 £ / $	Dec. 31, 2023 ¥ / $	Dec. 31, 2023 ₨ / $	Dec. 31, 2023 R$ / $	Dec. 31, 2022 GW	Dec. 31, 2022 $ / MWh	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 COP ($)	Dec. 31, 2022 $ / $	Dec. 31, 2022 € / $	Dec. 31, 2022 £ / $	Dec. 31, 2022 ¥ / $	Dec. 31, 2022 ₨ / $	Dec. 31, 2022 R$ / $
Energy derivative contracts
Disclosure of financial instruments by type of interest rate [line items]
Carrying amount (asset/(liability))	$ 64	$ (116)
Notional amount – GWh (in gigawatts) | GW			26,083,000,000												13,674,000,000
Maturity dates	2024-2044	2023-2038
Hedge ratio	1:1	1:1
Weighted average hedged rate for the year (in currency per dollar) | $ / MWh				50												58
Change in discounted spot value of outstanding hedging instruments	$ 152	$ (90)
Change in value of hedged item used to determine hedge effectiveness	(118)	64
Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Carrying amount (asset/(liability))	148	269
Notional amount	$ 1,633	$ 803			$ 326	€ 1,204	£ 312	$ 196									$ 349	€ 1,315	£ 296	$ 157
Maturity dates	2024-2061	2023-2061
Hedge ratio	1:1	1:1
Change in discounted spot value of outstanding hedging instruments	$ (124)	$ 333
Change in value of hedged item used to determine hedge effectiveness	124	(328)
Foreign exchange swaps
Disclosure of financial instruments by type of interest rate [line items]
Carrying amount (asset/(liability))	(298)	(76)
Notional amount	$ 43	$ 104
Maturity dates	2024 - 2027	2023 - 2024
Hedge ratio	1:1	1:1
Weighted average hedged rate for the year (in currency per dollar)									4,642	0.99	0.80	6.92	86	5.37							5,038	0.99	0.83	7.05	83	5.69
Foreign exchange swaps | Colombia, Pesos
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 2,602	$ 601
Foreign exchange swaps | Euro Member Countries, Euro
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	644	302
Foreign exchange swaps | United Kingdom, Pounds
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	818	76
Foreign exchange swaps | China, Yuan Renminbi
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	701	575
Foreign exchange swaps | India, Rupees
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	710	128
Foreign exchange swaps | Brazil, Brazil Real
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 607	$ 79